CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 32,206		$ 26,326	$ 24,174		$ 22,679
Restricted cash - current asset	8,022		6,003	7,378		6,962
Restricted cash - non-current asset	12,740		13,125	13,234		13,640
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 52,968	$ 48,035	$ 45,454	$ 44,786	$ 40,342	$ 43,281